15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mineral exploration expenses	[1]	$ 61,616	$ 66,492	$ 72,329
Portugal
Non-current assets		209,886	210,740
Mineral exploration expenses		33,260	27,561
Kosovo
Non-current assets		682,644	513,363
Mineral exploration expenses		28,356	38,931
Canada
Non-current assets		154,292	0
All
Non-current assets		1,046,822	724,103
Mineral exploration expenses		$ 61,616	$ 66,492

[1]	Note 5.